RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of renumeration of directors and other key management personnel of the company
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2022 and 2021 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Salaries, incentives and short-term benefits[1]	$14	$16
Share-based payments[1]	38	56
	$52	$72
1.The remuneration of key management personnel and Directors of the company remaining after the special distribution of a 25% interest in our asset management business included salaries, incentives and short-term benefits of $5 million (2021 - $5 million) and share-based payments of $13 million (2021 - $13 million).
Schedule of related party balances included within the consolidated financial statements
The following table lists the related party balances included within the consolidated financial statements for the years ended December 31, 2022 and 2021:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Management fees earned	$102	$24